Segmental reporting	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Segmental reporting	Segmental reporting
AngloGold Ashanti’s operating segments are being reported based on the financial information regularly provided to the Chief Executive Officer and the Executive Committee, collectively identified as the Chief Operating Decision Maker (CODM). Individual members of the Executive Committee are responsible for geographic regions of the business.
Under the Group’s operating model, the financial results and the composition of the operating segments are reported to the CODM per geographical region and the Projects segment which comprises all the major non-sustaining capital projects with the potential to be developed into operating entities.
In addition to the geographical reportable segments structure, the Group has voluntarily disaggregated and disclosed the financial information on a line-by-line basis for each mining operation to facilitate comparability of mine performance.

Gold income	Six months	Six months
	ended	ended
	June	June
	2025	2024
US Dollar millions	Unaudited	Unaudited

AFRICA	3,190	1,699
Kibali - Attributable 45%	417	340
Iduapriem	278	289
Obuasi	376	249
Siguiri	511	291
Geita	828	530
Sukari	780	—

AUSTRALIA	797	561
Sunrise Dam	366	272
Tropicana - Attributable 70%	431	289

AMERICAS	764	571
Cerro Vanguardia	295	207
AngloGold Ashanti Mineração (1)	387	273
Serra Grande	82	91

	4,751	2,831
Equity-accounted joint venture included above	(417)	(340)
	4,334	2,491
(1) Includes income from sale of gold concentrate, see note 2.

By-product revenue
US Dollar millions

AFRICA	5	3
Kibali - Attributable 45%	1	1
Obuasi	1	—
Siguiri	—	1
Geita	2	1
Sukari	1	—

AUSTRALIA	3	2
Sunrise Dam	1	1
Tropicana - Attributable 70%	2	1

AMERICAS	67	57
Cerro Vanguardia	58	57
AngloGold Ashanti Mineração	9	—

	75	62
Equity-accounted joint venture included above	(1)	(1)
	74	61
Segmental reporting (continued)

Cost of sales	Six months	Six months
	ended	ended
	June	June
	2025	2024
US Dollar millions	Unaudited	Unaudited

AFRICA	1,636	1,092
Kibali - Attributable 45%	213	174
Iduapriem	201	167
Obuasi	202	180
Siguiri	300	261
Geita	350	310
Sukari	370	—

AUSTRALIA	475	438
Sunrise Dam	216	215
Tropicana - Attributable 70%	241	206
Administration and other	18	17

AMERICAS	467	405
Cerro Vanguardia	226	175
AngloGold Ashanti Mineração	171	164
Serra Grande	68	65
Administration and other	2	1

CORPORATE AND OTHER	7	1

	2,585	1,936
Equity-accounted joint venture included above	(213)	(174)
	2,372	1,762

Gross profit (1)
US Dollar millions

AFRICA	1,559	610
Kibali - Attributable 45%	205	167
Iduapriem	76	122
Obuasi	175	69
Siguiri	211	31
Geita	480	221
Sukari	412	—

AUSTRALIA	325	125
Sunrise Dam	151	57
Tropicana - Attributable 70%	192	85
Administration and other	(18)	(17)

AMERICAS	364	222
Cerro Vanguardia	128	88
AngloGold Ashanti Mineração	225	108
Serra Grande	13	27
Administration and other	(2)	(1)

CORPORATE AND OTHER	(7)	(41)

	2,241	916
Equity-accounted joint venture included above	(205)	(167)
	2,036	749
(1) The Group’s segmental profit measure is gross profit (loss), which excludes the results of associates and joint ventures. For the reconciliation of gross profit (loss) to profit (loss) before taxation, refer to the Group income statement.

Amortisation	Six months	Six months
	ended	ended
	June	June
	2025	2024
US Dollar millions	Unaudited	Unaudited

AFRICA	428	203
Kibali - Attributable 45%	47	43
Iduapriem	56	41
Obuasi	42	33
Siguiri	33	25
Geita	81	61
Sukari	169	—

AUSTRALIA	76	83
Sunrise Dam	29	39
Tropicana - Attributable 70%	47	43
Administration and other	—	1

AMERICAS	99	84
Cerro Vanguardia	37	25
AngloGold Ashanti Mineração	48	49
Serra Grande	14	10

CORPORATE AND OTHER	2	2

	605	372
Equity-accounted joint venture included above	(47)	(43)
	558	329

Capital expenditure
US Dollar millions

AFRICA	510	355
Kibali - Attributable 45%	64	61
Iduapriem	72	70
Obuasi	88	89
Siguiri	32	43
Geita	129	92
Sukari	125	—

AUSTRALIA	75	86
Sunrise Dam	30	23
Tropicana - Attributable 70%	45	63

AMERICAS	105	91
Cerro Vanguardia	31	28
AngloGold Ashanti Mineração	54	46
Serra Grande	20	17

PROJECTS	27	19
Colombian projects	10	3
North American projects	17	16

	717	551
Equity-accounted joint venture included above	(64)	(61)
	653	490

Total assets	As at	As at
	June	December
	2025	2024
US Dollar millions	Unaudited	Audited

AFRICA	9,197	9,081
Kibali - Attributable 45%	940	950
Iduapriem	609	579
Obuasi	1,523	1,481
Siguiri	576	591
Geita	1,402	1,231
Sukari	4,137	4,243
Administration and other	10	6

AUSTRALIA	933	845

AMERICAS	1,714	1,460
Cerro Vanguardia	642	626
AngloGold Ashanti Mineração	834	668
Serra Grande	220	148
Administration and other	18	18

PROJECTS	902	991
Colombian projects	219	207
North American projects	683	784

CORPORATE AND OTHER	1,383	780

	14,129	13,157